Shareholder Fees - VIPSectorFunds-ServiceClass2ComboPRO	Apr. 29, 2024 USD ($)
VIPSectorFunds-ServiceClass2ComboPRO | VIP Consumer Discretionary Portfolio
Shareholder Fees:
(fees paid directly from your investment)